INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES

	For the year ended December 31,
In millions	2024	2023	2022
Current income tax expense
Current period	$137.4	$140.7	$70.9
Adjustment in respect of prior periods	(1.3)	0.1	(5.4)
	136.1	140.8	65.5
Deferred income tax expense
Deferred taxes of deferred tax assets	(46.2)	(24.0)	(7.6)
Deferred taxes of deferred tax liabilities	(4.6)	(10.6)	(13.8)
Adjustment in respect of prior periods	(2.5)	(2.0)	4.2
Total deferred income tax expense	(53.3)	(36.6)	(17.2)

Income Tax Expense	$82.8	$104.2	$48.3
Reconciliation between income taxes at local tax rates in different countries and the total tax expense in the statement of income and loss and other comprehensive income and loss:

In millions	2024	2023	2022
Income / (Loss) from continuing operations before income tax expense	$161.2	$(104.6)	$(182.6)
Effective tax rate	51%	(100)%	(26)%
Income tax using the effective tax rate	82.8	104.2	48.3

Taxes at local rates applicable to earnings in countries concerned	51.8	53.0	(4.3)
Deferred taxes on net operating losses which were not recognized	28.8	17.8	5.4
Withholding taxes	22.3	13.4	9.6
Deferred taxes on temporary differences which were not recognized	18.0	17.0	41.9
Changes in tax rates	0.2	0.2	(0.4)
Other US taxes (BEAT & GILTI)	(0.3)	0.1	1.7
Permanent differences	3.0	0.4	0.0
Change in unrecognized deferred taxes	(1.4)	—	—
Taxes for prior periods	(3.8)	(1.9)	(1.2)
Foreign tax credits	(9.6)	(6.1)	(3.5)
Changes in uncertain tax positions	(28.3)	10.3	0.6
Other	2.1	0.0	(1.5)
Taxes recognized in the consolidated statement of income and loss	$82.8	$104.2	$48.3
The table above shows a reconciliation between tax expense and the product of the income/(loss) from continuing operations before income tax expense multiplied by the average tax rate. The average tax rate is a quotient from the Company’s income/(loss) and tax expense. A negative result is due to negative earnings before taxes, mainly impacted by the non-deductible interest expenses in some jurisdictions, while certain other jurisdictions generated high taxable income. In addition, in 2022, there were impairment charges for book purposes for which no deferred taxes could be recorded. The taxes at local rates applicable to earnings in countries concerned include the aggregate of income taxes prepared by using the local statutory rate in each individual jurisdiction. The major reconciling items to total tax include unrecognized deferred tax assets from unused interest expense and tax losses, the reversal of uncertain tax positions as a result of the closure of tax audits and expiration of statute of limitations, withholding taxes, and foreign tax credits which are disclosed in the respective line items.
DEFERRED TAX ASSETS AND LIABILITIES
The major components of deferred tax assets and liabilities are comprised of the following:

In millions	December 31, 2024	December 31, 2023
Deferred tax assets:
Provisions	$87.1	$65.6
Carryforward of unused tax losses	32.8	21.8
Employee benefits	19.3	2.0
Impairment	3.1	3.0
Fair value adjustments	—	7.9
Foreign tax credits	0.6	0.6
Unrecognized profit on internal sales of inventory	14.8	14.0
Other temporary differences	19.8	16.7
Total	$177.5	$131.6

Deferred tax liabilities:
Depreciation differences	(22.1)	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(481.3)	(511.2)
Other intangible assets	(36.2)	(60.8)
Property, plant and equipment	(23.2)	(16.8)
	(540.7)	(588.8)
Fair value adjustments	(0.9)	—
Other temporary differences (1)	(33.6)	(35.0)
Total	(597.3)	(644.9)

Net deferred tax liabilities	$(419.8)	$(513.3)
________________________________________________________
(1)Primarily consists of deferred tax liabilities related to customer and marketing related intangibles
Deferred taxes recognized in the statement of financial position:

In millions	December 31, 2024	December 31, 2023
Deferred tax assets	$67.6	$161.7
Deferred tax liabilities	(487.4)	(675.0)
Total	$(419.8)	$(513.3)
The change in the components of deferred tax assets and liabilities for the year are as follows:

In millions	January 1, 2024	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2024
Provisions	$65.6	$24.4	$0.2	$—	$(3.1)	$87.1
Carryforward of unused tax losses	21.8	14.0	(3.0)	—	—	32.8
Employee benefits	2.0	0.8	(0.5)	17.0	—	19.3
Impairment	3.0	—	0.1	—	—	3.1
Fair value adjustments	7.9	—	(1.1)	(7.7)	—	(0.9)
Foreign tax credits	0.6	—	(0.1)	—	0.1	0.6
Unrecognized profit on internal sales of inventory	14.0	1.7	(0.9)	—	—	14.8
Depreciation differences	(21.1)	(3.9)	0.2	—	2.7	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(588.8)	10.5	37.6	—	—	(540.7)
Other temporary differences	(18.3)	5.8	2.9	—	(4.2)	(13.8)
Total	$(513.3)	$53.3	$35.4	$9.3	$(4.5)	$(419.8)

In millions	January 1, 2023	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2023
Provisions	$39.8	$23.6	$4.9	$—	$(2.7)	$65.6
Carryforward of unused tax losses	19.8	0.4	1.6	—	—	21.8
Employee benefits	4.2	(1.4)	—	(0.8)	—	2.0
Impairment	3.0	—	—	—	—	3.0
Fair value adjustments	5.0	—	1.0	1.9	—	7.9
Tax credits	2.5	(2.0)	0.1	—	—	0.6
Unrecognized profit on internal sales of inventory	11.0	2.5	0.5	—	—	14.0
Depreciation differences	(20.9)	(0.1)	(0.1)	—	—	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(591.9)	10.6	(7.5)	—	—	(588.8)
Other temporary differences	(19.1)	3.0	(6.5)	—	4.3	(18.3)
Total	$(546.6)	$36.6	$(6.0)	$1.1	$1.6	$(513.3)
Recognized tax losses:

In millions		Amount of losses		Amount of deferred tax assets relating to losses
Jurisdiction	Expiry	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
Canada	20 years	$23.0	$40.1	$6.0	$10.7
France	indefinite	59.8	47.4	15.0	11.8
the United States	indefinite	36.9	—	7.9	1.0
Austria	indefinite	9.3	—	2.1	—
Other		—	—	1.8	(1.7)
Total				$32.8	$21.8
Unrecognized tax attributes:

In millions	December 31, 2024	December 31, 2023
Unused tax losses carried forward, for which no deferred tax assets were recognized	$274.9	$148.5
Other temporary differences, for which no deferred tax assets were recognized	797.1	767.4
Unrecognized net deferred tax assets	227.0	196.3
The other temporary differences comprise mostly of non-deductible interest expenses. No deferred tax assets have been recognized for above mentioned unused tax losses and other temporary differences since their utilization in full in the near future is not probable or the losses have been created in countries where the possibilities for their utilization are limited. For the assessment of probability, in addition to past performance and the respective prospects for the foreseeable future, appropriate tax structuring measures are also taken into consideration. The major part of the unrecognized deferred tax assets originated in Finland.
Amer Sports does not recognize deferred tax liabilities for unremitted earnings of subsidiaries to the extent that they are expected to be permanently invested in international operations. These earnings, the amount of which cannot be practicably computed, could become subject to additional tax if they were remitted as dividends or if the Company were to sell the shareholdings in the subsidiaries.
In December 2021, the OECD introduced the Global Anti-Base Erosion (GloBE) Rules, which set out global minimum tax rules designed to ensure that large multinational businesses with group annual revenue of EUR 750 million or more pay a minimum effective rate of tax of 15% on profits in all their operating countries (referred to as “Pillar Two”). Countries may also implement their own domestic minimum tax regimes. Global minimum tax rules have been enacted in certain jurisdictions in which we are subject to income taxes. To provide transitional relief for Pillar Two tax compliance and administrative burden, the OECD has introduced a Framework for Transitional Safe CbCR Safe Harbors applicable for a Transition Period covering the years ended December 31, 2024 to December 31, 2026.
Jurisdictions in which the Company operates have implemented the Pillar Two EU Directive and it is applicable as of December 31, 2024. The Company took measures to assess its exposure to Pillar Two minimum taxation and no material top-up taxes arose for the Company for the year ended December 31, 2024. The Company will monitor the development of regulatory updates, as the OECD is expected to publish additional guidance and details concerning e.g. permanent safe harbor frameworks and Qualified Domestic Minimum Tax Regimes. The Company is continuing to assess the impact of the Pillar Two income taxes legislation on its future financial performance.